GraniteShares ETF Trust

Notes to Quarterly Schedules of Investments

September 30, 2024 (Unaudited)

1. FAIR VALUE MEASUREMENT

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value each Fund’s investments is disclosed at the end of the Fund’s Schedule of Investments.

GraniteShares ETF Trust
Schedule of Investments
GraniteShares Nasdaq Select Disruptors ETF
September 30, 2024 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 99.89%
Aerospace & Defense - 1.41%
Axon Enterprise, Inc.(a)	1,980	$791,208
Biotechnology - 8.14%
Alnylam Pharmaceuticals, Inc.(a)	2,719	747,807
BioMarin Pharmaceutical, Inc.(a)	5,970	419,631
Incyte Corp.(a)	7,896	521,926
Neurocrine Biosciences, Inc.(a)	4,029	464,221
Regeneron Pharmaceuticals, Inc.(a)	1,109	1,165,825
Vertex Pharmaceuticals, Inc.(a)	2,683	1,247,809
Total Biotechnology		4,567,219
Electronic Equipment, Instruments & Components - 1.32%
Keysight Technologies, Inc.(a)	4,649	738,866
Health Care Equipment & Supplies - 10.46%
Align Technology, Inc.(a)	2,476	629,696
Boston Scientific Corp.(a)	16,400	1,374,320
Edwards Lifesciences Corp.(a)	12,486	823,951
Intuitive Surgical, Inc.(a)	3,250	1,596,629
Stryker Corp.	4,008	1,447,930
Total Health Care Equipment & Supplies		5,872,526
Health Care Technology - 1.38%
Veeva Systems, Inc., Class A(a)	3,678	771,902
Hotels, Restaurants & Leisure - 1.13%
Expedia Group, Inc.(a)	4,283	633,970
Interactive Media & Services - 15.14%
Alphabet, Inc., Class A	20,664	3,427,124
Meta Platforms, Inc., Class A	6,792	3,888,013
Pinterest, Inc., Class A(a)	19,998	647,335
Snap, Inc., Class A(a)	49,967	534,647
Total Interactive Media & Services		8,497,119
IT Services - 3.05%
Cloudflare, Inc., Class A(a)	7,821	632,641
MongoDB, Inc.(a)	2,244	606,665
Okta, Inc.(a)	6,335	470,944
Total IT Services		1,710,250
Machinery - 1.32%
Fortive Corp.	9,395	741,547
Media - 1.68%
Trade Desk, Inc., Class A(a)	8,619	945,073
Semiconductors & Semiconductor Equipment - 9.77%
Applied Materials, Inc.	7,835	1,583,062
KLA Corp.	1,598	1,237,507
Microchip Technology, Inc.	10,789	866,249
Monolithic Power Systems, Inc.	926	856,087
NXP Semiconductors NV	3,916	939,879
Total Semiconductors & Semiconductor Equipment		5,482,784

Investments	Shares	Value
COMMON STOCKS - 99.89% (continued)
Software - 44.15%
Adobe, Inc.(a)	3,257	$1,686,409
Autodesk, Inc.(a)	3,803	1,047,650
Bentley Systems, Inc., Class B	8,717	442,911
Cadence Design Systems, Inc.(a)	4,101	1,111,494
Crowdstrike Holdings, Inc., Class A(a)	3,777	1,059,335
Datadog, Inc., Class A(a)	7,195	827,857
Dynatrace, Inc.(a)	10,677	570,899
Fortinet, Inc.(a)	12,378	959,914
HubSpot, Inc.(a)	1,410	749,556
Microsoft Corp.	13,351	5,744,934
Nutanix, Inc.(a)	8,631	511,387
Palantir Technologies, Inc., Class A(a)	34,649	1,288,943
Palo Alto Networks, Inc.(a)	3,726	1,273,547
PTC, Inc.(a)	3,423	618,399
Salesforce, Inc.	7,269	1,989,598
ServiceNow, Inc.(a)	1,879	1,680,559
Synopsys, Inc.(a)	2,207	1,117,603
Workday, Inc., Class A(a)	3,831	936,335
Zoom Video Communications, Inc., Class A(a)	9,019	628,985
Zscaler, Inc.(a)	3,204	547,692
Total Software		24,794,007
Technology Hardware, Storage & Peripherals - 0.94%
Pure Storage, Inc.(a)	10,495	527,269

TOTAL COMMON STOCKS
(Cost $44,308,180)		56,073,740

TOTAL INVESTMENTS - 99.89%
(Cost $44,308,180)		$56,073,740

Other Assets In Excess Of Liabilities - 0.11%		62,744

NET ASSETS (100.00%)		$56,136,484

(a)	Non-Income Producing Security.

GraniteShares Nasdaq Select Disruptors ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$56,073,740	$–	$–	$56,073,740
Total	$56,073,740	$–	$–	$56,073,740